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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    MARCH 31, 2007
                                                ------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                          WHITNEY HOLDINGS LLC
                  ----------------------------------------------
Address:                       130 MAIN STREET
                  ----------------------------------------------
                               NEW CANAAN, CT 06840
                  ----------------------------------------------

13F File Number:        28-05743
                   -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                       DANIEL J. O'BRIEN
                     -------------------------------------
Title:                      MANAGER
                     -------------------------------------
Phone:                      203-716-6140
                     -------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel J. O'Brien                New Canaan, CT             June 1, 2007
--------------------------    ---------------------------   -------------------
     [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number             Name

         28-
            -----------              ---------------------------------------
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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                     --------------------

Form 13F Information Table Entry Total:              3
                                             -----------------

Form 13F Information Table Value Total:         $722,495  (thousands)
                                               ---------


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                  NONE
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
                                                                13F INFORMATION TABLE
                                                                   MARCH 31, 2007


COLUMN 1         COLUMN 2    COLUMN 3     COLUMN 4    COLUMN 5                        COLUMN 6    COLUMN 7           COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------

                 TITLE OF                  VALUE      SHARES OR             PUT/     INVESTMENT     OTHER       VOTING AUTHORITY
                                                   ---------------          ----                             -----------------------
NAME OF ISSUER    CLASS        CUSIP      (X$1000)     PRN AMT     SH/PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

HERBALIFE LTD  COM USD SHS   G4412G101    696,215    17,765,111      SH            SHARED-DEFINED   NONE     17,765,111

KNOLOGY, INC.      COM       499183804     25,092     1,585,122      SH            SHARED-DEFINED   NONE      1,585,122

THOMAS WEISEL
 PARTNERS GRP      COM       884481102      1,188        62,483      SH            SHARED DEFINED   NONE         62,483